Finance Costs (Summary of Finance Costs) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of finance costs [Line Items]
Total Finance costs	$ 793	$ 563
Interest expense	797	521
Borrowing costs capitalized to property, plant and equipment	71	37
Interest income	(35)	(25)
Other Finance Costs	64	67
Unwinding of discount on asset retirement obligations	33	29
Interest expense (income), net defined benefit liability (asset)	5	8
Short-term debt [Member]
Disclosure of finance costs [Line Items]
Interest expense	303	153
Long term debt [Member]
Disclosure of finance costs [Line Items]
Interest expense	446	333
Lease Liabilities [Member]
Disclosure of finance costs [Line Items]
Interest expense	$ 48	$ 35